Material accounting policy information (Details) - Segment	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Segment Information [Abstract]
Number of operating segment		1
Bottom of Range [Member]
Docking and Survey Expenditure [Abstract]
Term for vessels to be drydocked		30 months
Top of Range [Member]
Docking and Survey Expenditure [Abstract]
Term for vessels to be drydocked		60 months
Goodwood [Member]
Investments in Associates [Abstract]
Ownership interest percentage	50.00%		50.00%
Additional percentage of equity interest acquired	3.00%
Ownership interest	53.00%
Vessels [Member]
Property, Plant and Equipment [Abstract]
Expected useful life		20 years
Exhaust Gas Cleaning Systems [Member]
Property, Plant and Equipment [Abstract]
Expected useful life		3 years